Fair Value Measurements (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments at fair value/ at NAV	$ 473,522,228	$ 437,038,226
Fair value
Fair Value Measurements
Total investments at fair value/ at NAV	459,862,251	422,168,990
Level 1
Fair Value Measurements
Total investments at fair value/ at NAV	451,815,336	415,095,122
Level 2
Fair Value Measurements
Total investments at fair value/ at NAV	8,046,915	7,073,868
Net asset value
Fair Value Measurements
Total investments at fair value/ at NAV	13,659,977	14,869,236
Mutual funds | Fair value
Fair Value Measurements
Total investments at fair value/ at NAV	368,463,156	327,318,655
Mutual funds | Level 1
Fair Value Measurements
Total investments at fair value/ at NAV	368,463,156	327,318,655
Common stock of plan sponsor | Fair value
Fair Value Measurements
Total investments at fair value/ at NAV	83,352,180	87,776,467
Common stock of plan sponsor | Level 1
Fair Value Measurements
Total investments at fair value/ at NAV	83,352,180	87,776,467
Self-Directed Brokerage | Fair value
Fair Value Measurements
Total investments at fair value/ at NAV	8,046,915	7,073,868
Self-Directed Brokerage | Level 2
Fair Value Measurements
Total investments at fair value/ at NAV	$ 8,046,915	$ 7,073,868